Segment information - Non-current assets by location of subsidiary (Details) - GBP (£) £ in Millions	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of operating segments [line items]
Non-current assets	£ 28,203	£ 28,871	£ 30,467
UK
Disclosure of operating segments [line items]
Non-current assets	334	405	440
US & Puerto Rico
Disclosure of operating segments [line items]
Non-current assets	7,523	7,622	8,519
Rest of World
Disclosure of operating segments [line items]
Non-current assets	£ 20,346	£ 20,844	£ 21,508